Commitment and Contingencies	12 Months Ended
Dec. 31, 2022
Commitment and Contingencies
Commitment and Contingencies

27.  Commitment and Contingencies

(a) Capital commitments

Capital expenditures contracted for at the balance sheet dates but not recognized in the Group’s consolidated financial statements are as follows:

	As of December 31,
	2021	2022
Property, plant and equipment	2,987,743	4,541,383
Leasehold improvements	392,910	807,666
Total	3,380,653	5,349,049

(b) Contingencies

Between March and July 2019, several putative securities class action lawsuits were filed against the Company, certain of the Company’s directors and officers, the underwriters in the IPO and the process agent, alleging, in sum and substance, that the Company’s statements in the Registration Statement and/or other public statements were false or misleading and in violation of the U.S. federal securities laws. Some of these actions have been withdrawn, transferred or consolidated. Currently, two securities class actions remain pending in the U.S. District Court for the Eastern District of New York (E.D.N.Y.) and Southern District of New York (S.D.N.Y.). In the E.D.N.Y. action, the Company and other defendants filed their Motion to Dismiss on October 19, 2020. Certain of the Company’s directors and officers, who were named as defendants in this action, joined the company’s Motion. On August 12, 2021, the Court denied the Motion to Dismiss. The action has since proceeded to the discovery stage, which is currently ongoing. Briefing on Plaintiffs’ Motion for Class Certification was completed in December 2022, with a ruling still pending. In the New York county action, by an order dated March 23, 2021, the Court granted the plaintiffs’ motion to lift the stay in favor of the federal action. Plaintiffs subsequently filed an amended complaint on April 2, 2021.The Company and other defendants filed a motion to dismiss on May 17, 2021. Briefing on the Motion to Dismiss was completed on August 2, 2021. The Court’s decision on the Motion is pending. On October 4, 2021, the Court granted the Company and other Defendants’ Motion to Dismiss. Plaintiffs subsequently filed a notice of appeal to the Appellate Division of the New York State Court. On December 8, 2022, the Appellate Division affirmed the dismissal of Plaintiffs’ claims.

On March 22, 2021, two individual plaintiffs filed a complaint in the Superior Court of the State of California, County of Santa Clara against the Company, several of its subsidiaries and certain individual defendants. Plaintiffs allege that they were former employees or contractors of the Company and its subsidiaries and that they had been discriminated and wrongfully terminated by the Company and its subsidiaries, allegedly in violation of various state and federal laws. Plaintiffs seek compensatory damages, including back pay, equity and lost earnings, the amounts of which have yet to be ascertained. On July 7, 2021, two of the Company’s subsidiaries filed a request to remove the case from state to federal court. Plaintiffs opposed the removal. On May 3, 2022, the Federal District Court remanded the case to the state court. On June 2, 2022, the Company filed a motion to quash service of the complaint for lack of personal jurisdiction with the Superior Court of the State of California. On September 22, 2022, the Court issued an order finding that Plaintiffs have not met their burden to establish the court’s jurisdiction over the Company, but also granted limited jurisdictional discovery. The Company is conferring with co-defendants and Plaintiffs regarding production of documents.

Between August and September 2022, two complaints were filed against the Company, its CEO and its CFO in the federal district court for the Southern District of New York (S.D.N.Y.), in the actions captioned Saye v. NIO Inc. et al., Case No. 1:22-cv-07252 (S.D.N.Y.) and Bohonok v. NIO Inc. et al., Case No. 1:22-cv-07666 (S.D.N.Y.). Relying on a short seller report, these complaints allege that certain of the Company’s public disclosures between Q3 2020 and Q1 2022 contained false statements or omissions in violation of the Securities Exchange Act of 1934. On December 14, 2022, the Court consolidated the two actions and appointed lead plaintiff. The lead plaintiff filed an amended complaint on February 28, 2023, to which the Company will respond in due course.

These actions remain in their preliminary stages. The Company is currently unable to determine the outcomes of these actions or any estimate of the amount or range of any potential loss, if any, associated with resolution of such lawsuits, if they proceed.

The Group is subject to legal proceedings and regulatory actions in the ordinary course of business, such as disputes with landlords, suppliers, employees, etc. The results of such proceedings cannot be predicted with certainty, but the Group does not anticipate that the final outcome arising out of any of such matters will have a material adverse effect on the consolidated balance sheets, comprehensive loss or cash flows on an individual basis or in the aggregate. As of December 31, 2021 and 2022, other than as disclosed above, the Group is not a party to any material legal or administrative proceedings.